Share Capital	9 Months Ended
Sep. 30, 2026
Share Capital

22.	Share Capital

a)	As at September 30, 2026 and December 31, 2025, the Company is authorized to issue:

I.	Unlimited number of common shares with no par value;

II.	20,000,000 preferred shares at par value, 9% cumulative dividends, non-voting, non-participating, non-redeemable, non-retractable, and non-convertible by the holder. The preferred shares are redeemable by the Company in certain circumstances. The cumulative preference dividends have not been recognized by the Company to date.

b)	Issued and outstanding shares

	Number of Common Shares	Amount
Balance, December 31, 2024	321,257,689	$153,294,666
Acquisition of Reflexivity LLC	186,034	442,722
DSU exercised	4,435,755	6,908,083
RSU conversion	112,500	216,250
Options exercised	9,237,595	14,735,950
Warrants exercised	3,125,000	671,132
Share purchase agreement	1,607,717	3,909,861
NCIB	(1,235,900)	(2,769,629)
Private placement	45,662,101	46,758,112
Share issuance costs	-	(4,192,788)
Treasury shares paid out	1,439,484	3,000,000
Balance, December 31, 2025	385,827,975	$222,974,359
DSU exercised	1,708,073	2,699,990
RSU conversion	726,139	1,240,356
Balance, September 30, 2026	388,262,187	$226,914,705

On August 21, 2025, the Company entered a one-year period under the terms of the NCIB, allowing the Company to purchase up to 10 percent of the public float for the common shares as of August 21, 2025, or 31,673,791 common shares, purchased in aggregate. The price that the Company paid for repurchased common shares was the prevailing market price at the time of purchase. All purchased common shares were cancelled by the Company. The NCIB commenced on August 21, 2025 and expired on August 21, 2026.

During the nine months ended September 30, 2026, the Company did not purchase or cancel any shares (December 31, 2025 – 1,235,900 shares at an average price of $2.24).

On September 26, 2025, the Company closed a non-brokered private placement offering of 45,662,101 units, at a price of $2.19 per unit, for aggregate gross proceeds of $100,000,001. Each unit consists of one common share of the Company and three-quarter common share purchase warrant. Each full warrant entitles the holder to purchase one common share of the Company at an exercise price of $2.63 per full common share purchase warrant for a period of 36 months from the issuance date.

The terms of the warrant agreement stated that if at any time during the term of the warrant, there is no effective registration statement, the warrant holder could elect to exercise the warrants by way of a cashless exercise. This violated the fixed-for-fixed criterion due to the cashless exercise option, and accordingly these warrants had been accounted for as a liability on issuance.

The Company also incurred transaction costs of $8,819,331 on the issuance. The transaction costs were allocated based on the fair value of the shares and warrant liability. $4,123,753 of transaction costs related to the shares were recorded as a reduction to the transaction price of the instruments within equity and $4,695,578 of transaction costs related to the warrant liability were expensed.

DeFi Technologies Inc.

Notes to the condensed consolidated interim financial statements

For the three and nine months ended September 30, 2026 and 2025

(Expressed in U.S. dollars unless otherwise noted)

23.	Share-based payments reserves

Stock options, DSUs, RSUs, PSUs, and Warrants

	Options			DSU		RSU		PSU		Warrants
	Number of Options	Weighted average exercise price (CAD)	Value of options	Number of DSU	Value of DSU	Number of RSU	Value of RSU	Number of PSU	Value of RSU	Number of warrants	Weighted average exercise price (CAD)	Value of warrants	Total Value
December 31, 2024	28,253,782	$1.32	16,904,428	13,126,012	$8,768,445	-	$-	-	$-	23,125,000	$0.20	$728,133	$26,401,006
Granted / vested	1,671,030	4.51	4,521,451	1,839,685	7,394,757	2,145,000	1,408,193	200,000	31,552	-	-	-	13,355,953
Exercised	(9,237,595)	1.14	(6,432,505)	(637,500)	(6,908,083)	(112,500)	(216,250)	-	-	(3,125,000)	0.23	(141,785)	(13,698,623)
Expired / cancelled	(950,000)	3.77	(940,420)	(4,435,755)	(145,850)	-	-	-	-	-	-	-	(1,086,270)
December 31, 2025	19,737,217	$1.32	$14,052,954	9,892,442	$9,109,269	2,032,500	$1,191,943	200,000	$31,552	20,000,000	$0.20	$586,348	$24,972,066
Granted / vested	450,000	1.03	547,494	-	1,318,638	1,222,750	2,126,879	-	119,447	-	-	-	4,112,458
Exercised	-	-	-	(1,708,073)	(2,699,990)	(726,139)	(1,240,356)	-	-	-	-	-	(3,940,346)
Forfeited	-	-	-	-	-	(210,000)	(106,211)	-	-	-	-	-	(106,211)
Paid in cash	-	-	-	-	-	(37,004)	(14,507)						(14,507)
Expired / cancelled	(2,845,000)	1.44	(2,980,120)	-	-	-	-	-	-	-	-	-	(2,980,120)
September 30, 2026	17,342,217	$1.55	$11,620,328	8,184,369	$7,727,917	2,282,107	$1,957,748	200,000	$150,999	20,000,000	$-	$586,348	$22,043,340

Stock option plan

The Company has an ownership-based compensation scheme for executives and employees. In accordance with the terms of the plan, as approved by shareholders at a previous annual general meeting, officers, directors and consultants of the Company may be granted options to purchase common shares with the exercise prices determined at the time of grant. The Company has adopted a Floating Stock Option Plan (the “Plan”), whereby the number of common shares reserved for issuance under the Plan is equivalent of up to 10% of the issued and outstanding shares of the Company from time to time.

Each employee share option converts into one common share of the Company on exercise. No amounts are paid or payable by the recipient on receipt of the option. The options carry neither rights to dividends nor voting rights. Options may be exercised at any time from the date of vesting to the date of their expiry.

On January 6, 2025, the Company granted 100,000 stock options to an officer of the Company to purchase common shares of the Company for the price of CAD$4.59 for a period of five years from the date of grant. The options shall vest in four equal instalments every month such that all options shall fully vest on the date that is 4 months from the date of grant. These options have an estimated grant date fair value of $304,449 using the Black-Scholes option pricing model with the following assumptions: expected dividend yield of 0%; expected volatility of 151%; risk-free interest rate of 2.96%; and an expected average life of 5 years.

On January 28, 2025, the Company granted 1,200,000 stock options to various consultants of the Company to purchase common shares of the Company for the price of CAD$4.52 for a period of five years from the date of grant. The options shall vest in four equal instalments every three months such that all options shall fully vest on the date that is 12 months from the date of grant. These options have an estimated grant date fair value of $3,591,500 using the Black-Scholes option pricing model with the following assumptions: expected dividend yield of 0%; expected volatility of 150%; risk-free interest rate of 2.89%; and an expected average life of 5 years.

On May 26, 2025, the Company granted 50,304 stock options to an officer of the Company to purchase common shares of the Company for the price of CAD$4.97 for a period of five years from the date of grant. The options shall vest in 12 equal instalments every month commencing one month from the grant date and upon completion of certain performance conditions. The performance conditions have not been met as at December 31, 2025 and as such, none of the options have vested. These options have an estimated grant date fair value of $162,653 using the Black-Scholes option pricing model with the following assumptions: expected dividend yield of 0%; expected volatility of 143%; risk-free interest rate of 2.92%; and an expected average life of 5 years.

DeFi Technologies Inc.

Notes to the condensed consolidated interim financial statements

For the three and nine months ended September 30, 2026 and 2025

(Expressed in U.S. dollars unless otherwise noted)

23.	Share-based payments reserves (continued)

These options have an estimated grant date fair value of $162,653 using the Black-Scholes option pricing model with the following assumptions: expected dividend yield of 0%; expected volatility of 143%; risk-free interest rate of 2.92%; and an expected average life of 5 years.

On May 26, 2025, the Company granted 70,422 stock options to a consultant of the Company to purchase common shares of the Company for the price of CAD$4.97 for a period of five years from the date of grant. The options shall vest in four equal instalments every three months such that all options shall fully vest on the date that is 12 months from the date of grant. These options have an estimated grant date fair value of $227,702 using the Black-Scholes option pricing model with the following assumptions: expected dividend yield of 0%; expected volatility of 143%; risk-free interest rate of 2.92%; and an expected average life of 5 years.

On July 11, 2025, the Company granted 200,000 stock options to a consultant of the Company to purchase common shares of the Company for the price of CAD$4.00 for a period of five years from the date of grant. The options shall vest in 12 months from the date of grant. These options have an estimated grant date fair value of $523,906 using the Black-Scholes option pricing model with the following assumptions: expected dividend yield of 0%; expected volatility of 143%; risk-free interest rate of 3.03%; and an expected average life of 5 years.

On April 15, 2026, the Company granted 450,000 stock options to a consultant of the Company to purchase common shares of the Company for the price of CAD$1.03 for a period of five years from the date of grant. The options shall vest in eight equal instalments every three months such that all options shall fully vest on the date that is 24 months from the date of grant. These options have an estimated grant date fair value of $299,286 using the Black-Scholes option pricing model with the following assumptions: expected dividend yield of 0%; expected volatility of 137%; risk-free interest rate of 3.04%; and an expected average life of 5 years.

The Company recorded $547,494 of share-based payments related to stock options during the nine months ended September 30, 2026 (nine months ended September 30, 2025 - $4,844,872).

DeFi Technologies Inc.

Notes to the condensed consolidated interim financial statements

For the three and nine months ended September 30, 2026 and 2025

(Expressed in U.S. dollars unless otherwise noted)

23.	Share-based payments reserves (continued)

Stock option plan (continued)

The following stock options were outstanding at September 30, 2026:

Number outstanding	Number exercisable	Grant date	Expiry date	Exercise price	Vested fair value at reporting date	Grant date share price (CAD)	Expected volatility	Expected life (yrs)	Expected dividend yield	Risk-free interest rate
210,000	210,000	13-Oct-21	13-Oct-26	$2.10	292,262	$2.10	144%	5	0%	1.27%
500,000	500,000	9-Nov-21	9-Nov-26	$3.92	478,839	$3.92	144%	5	0%	1.37%
500,000	500,000	9-May-22	9-May-27	$2.00	437,859	$1.34	146%	5	0%	2.76%
500,000	500,000	20-May-22	20-May-27	$1.00	247,278	$0.75	147%	5	0%	2.70%
500,000	500,000	#REF!	17-Oct-27	$0.17	55,736	$0.17	150%	5	0%	3.60%
500,000	500,000	24-Nov-23	24-Nov-28	$0.29	102,077	$0.29	152%	5	0%	3.83%
4,500,000	4,500,000	4-Dec-23	4-Dec-28	$0.45	1,599,728	$0.45	152%	5	0%	3.54%
100,000	100,000	12-Mar-24	12-Mar-29	$0.69	47,089	$0.69	154%	5	0%	3.47%
62,500	62,500	23-Apr-24	23-Apr-29	$0.77	30,202	$0.77	154%	5	0%	3.79%
250,000	250,000	1-May-24	1-May-29	$0.77	127,929	$0.77	154%	5	0%	3.63%
4,000,000	4,000,000	4-Jun-24	4-Jun-29	$1.26	3,445,474	$1.26	155%	5	0%	4.08%
3,667,187	-	29-Jul-24	29-Jul-29	$2.17	-	$2.39	156%	5	0%	3.20%
100,000	75,000	4-Nov-24	4-Nov-29	$2.28	155,335	$2.30	150%	5	0%	3.04%
46,500	46,500	4-Nov-24	4-Nov-29	$2.28	72,368	$2.30	150%	5	0%	3.04%
100,000	75,000	6-Dec-24	6-Dec-29	$4.50	355,534	$5.24	151%	5	0%	2.81%
35,000	35,000	6-Dec-24	6-Dec-29	$4.50	124,892	$5.24	151%	5	0%	2.81%
100,000	100,000	6-Jan-25	6-Jan-30	$4.59	304,449	$4.59	151%	5	0%	2.96%
850,000	850,000	28-Jan-25	28-Jan-30	$4.52	2,515,536	$4.52	150%	5	0%	2.89%
50,304	50,304	26-May-25	26-May-30	$4.97	162,653	$4.97	143%	5	0%	2.92%
50,304	50,304	26-May-25	26-May-30	$4.97	162,653	$4.97	143%	5	0%	2.92%
70,422	70,422	26-May-25	26-May-30	$4.97	227,702	$4.97	143%	5	0%	2.92%
200,000	-	11-Jul-25	11-Jul-30	$4.00	520,640	$4.00	143%	5	0%	3.03%
450,000	56,250	15-Apr-26	15-Apr-31	$1.03	154,093	$1.03	137%	5	0%	3.04%
17,342,217	13,031,280				11,620,328

The weighted average remaining contractual life of the options exercisable at September 30, 2026 was 2.4 years (December 31, 2025 – 2.7 years).

Warrants

As at September 30, 2026, the Company had share purchase warrants outstanding as follows:

	Number outstanding & exercisable	Grant date	Expiry date	Exercise price	Fair Value	Grant date share price (CAD)	Expected volatility	Expected life (yrs)	Expected dividend yield	Risk-free interest rate
Warrants	20,000,000	6-Nov-23	6-Nov-28	$0.20	591,881	$0.17	151.9%	5	0%	3.87%
Warrant issue costs					(5,533)
	20,000,000				586,348

See Note 15 for warrant liability.

DeFi Technologies Inc.

Notes to the condensed consolidated interim financial statements

For the three and nine months ended September 30, 2026 and 2025

(Expressed in U.S. dollars unless otherwise noted)

23.	Share-based payments reserves (continued)

Deferred Share Units Plan (DSUs)

In August 2025, the Company adopted the Omnibus Plan. Eligible participants of the Omnibus Plan include any director, officer, employee or consultant of the Company. The Board fixes the vesting terms it deems appropriate when granting DSUs. The number of DSUs that may be granted under the Omnibus Plan may not exceed 5% of the total issued and outstanding Common Shares at the time of grant. The grant date fair value of DSUs is based on the share price on the grant date, unless stated otherwise.

On January 6, 2025, the Company granted 100,000 DSUs to an officer of the Company. These DSUs have a grant day fair value of $330,000 and vest in three equal installments every year, with the first installment vesting one year from the grant date.

On January 28, 2025, the Company granted 1,400,000 DSUs to an officer of the Company. These DSUs have a grant day fair value of $4,553,000 and vest in three equal installments every year, with the first installment vesting one year from the grant date.

On May 26, 2025, the Company granted 35,000 DSUs to consultants of the Company. These DSUs have a grant day fair value of $125,165 and vest in one year from the date of grant.

On May 26, 2025, the Company granted 200,000 DSUs to a consultant of the Company. These DSUs have a grant day fair value of $715,000 and vested on completion of certain performance conditions. These conditions were met during the year ended December 31, 2025 and as such, the DSUs vested during this period.

On May 26, 2025, the Company granted 60,362 DSUs to a consultant of the Company. These DSUs have a grant day fair value of $216,000 and vest in four equal installments every six months, with the first installment vesting six months from the grant date.

On July 11, 2025, the Company granted 44,323 DSUs to a consultant of the Company. These DSUs have a grant day fair value of $128,000 and vest in four equal installments every six months, with the first installment vesting six months from the grant date.

The Company recorded $1,318,638 in share-based compensation related to DSUs during the nine months ended September 30, 2026 (nine months ended September 30, 2025 - $6,528,831).

Restricted Share Units Plan (RSUs)

On May 20, 2025, the Company adopted the Omnibus Plan, which allows for the issuance of RSUs. Eligible participants of the plan include any director, officer, employee or consultant of the Company. The Board fixes the vesting terms it deems appropriate when granting RSUs. The number of RSUs that may be granted under the Omnibus Plan may not exceed 5% of the total issued and outstanding Common Shares at the time of grant. The grant date fair value of RSUs is based on the share price on the grant date, unless stated otherwise.

On October 16, 2025, the Company granted 500,000 RSUs to consultants of the Company. These RSUs have a grant date fair value of $500,000 and vest in eight equal installments every three months following the grant date, with the first installment vesting on the grant date.

On October 16, 2025, the Company granted 500,000 RSUs to consultants of the Company. These RSUs have a grant date fair value of $500,000 and vest on the closing price of the Company’s common shares hitting a specified price. The Company used a Monte Carlo simulation to determine the fair value of these RSUs. The awards were fair valued using the Monte Carlo simulation with the assumptions of a risk free rate of 2.4%, expected volatility of 130.0%, a random variable of nil, a dividend yield of 0.0% and a term of 3.16 years. These RSUs have not vested as at December 31, 2025.

On November 5, 2025, the Company granted 695,000 RSUs to consultants and officers of the Company. These RSUs have a grant date fair value of $1,216,250 and vest in eight equal installments every three months following the grant date, with the first installment vesting on the grant date.

On November 5, 2025, the Company granted 300,000 RSUs to an officer of the Company. These RSUs have a grant date fair value of $525,000 and vest in four equal installments every three months following the grant date, with the first installment vesting on the grant date.

DeFi Technologies Inc.

Notes to the condensed consolidated interim financial statements

For the three and nine months ended September 30, 2026 and 2025

(Expressed in U.S. dollars unless otherwise noted)

23.	Share-based payments reserves (continued)

Restricted Share Units Plan (RSUs) (continued)

On November 28, 2025, the Company granted 150,000 RSUs to a consultant of the Company. These RSUs have a grant date fair value of $262,500, with 50,000 RSUs vesting immediately and the remaining 100,000 RSUs vesting six months from the grant date.

On January 1, 2026, the Company granted 26,188 RSUs to directors of the Company. These RSUs have a grant date fair value of $60,057 and vest on the grant date.

On January 6, 2026, the Company granted 53,572 RSUs to directors of the Company. These RSUs have a grant date fair value of $40,499 and vest on the grant date.

On April 7, 2026, the Company granted 73,834 RSUs to directors of the Company. These RSUs have a grant date fair value of $40,634 and vest on the grant date.

On April 15, 2026, the Company granted 350,000 RSUs to a consultant of the Company. These RSUs have a grant day fair value of $269,710 and vest in eight equal installments every three months, with the first installment vesting three months from the grant date.

On May 5, 2026, the Company granted 625,000 RSUs to a consultant of the Company. These RSUs have a grant day fair value of $489,063 and vest in eight equal installments every three months, with the first installment vesting three months from the grant date.

On July 2, 2026, the Company granted 94,156 RSUs to directors of the Company. The RSUs have a grant date fair value of $51,125 and vest on grant date.

The Company recorded $2,126,879 in share-based compensation related to RSUs during the nine months ended September 30, 2026 (nine months ended September 30, 2025 - $nil).

Performance Share Units Plan (PSUs)

On May 20, 2025, the Company adopted the share incentive plan, which allows for the issuance of PSUs. Eligible participants of the share incentive plan include any director, officer, employee or consultant of the Company. The Board fixes the vesting terms it deems appropriate when granting PSUs. The number of PSUs that may be granted under the share incentive plan may not exceed 5% of the total issued and outstanding Common Shares at the time of grant.

On October 30, 2025, the Company granted 2,000,000 PSUs to an officer of the Company. These PSUs have a grant date fair value of $3,580,000 and vest when the Company hits specific milestones. As at December 31, 2025, these milestones have not been achieved and no amount has been expensed in relation to this grant. These PSUs will be cash settled with the officer and as such, have been recorded as an accrued liability and have not been included in share-based payment reserve at September 30, 2026 and December 31, 2025.

On October 30, 2025, the Company granted 2,000,000 PSUs to an officer of the Company. These PSUs have a grant date fair value of $3,580,000 and vest in four equal installments every three months following the grant date, with the first installment vesting three months from the grant date. These PSUs will be cash settled with the officer and as such, have been recorded as an accrued liability and have not been included in share-based payment reserve at December 31, 2025.

On November 5, 2025, the Company granted 200,000 PSUs to an officer of the Company. These PSUs have a grant date fair value of $151,000 and vest in four equal installments every four months following the grant date, with the first installment vesting on the grant date.

The Company recorded $119,447 in share-based compensation related to PSUs during the nine months ended September 30, 2026 (nine months ended September 30, 2025 - $nil).

DeFi Technologies Inc.

Notes to the condensed consolidated interim financial statements

For the three and nine months ended September 30, 2026 and 2025

(Expressed in U.S. dollars unless otherwise noted)